April 27, 2026

U.S. Securities and Exchange Commission

Disclosure Review Office

100 F Street, N.E.

Washington, D.C. 20549

Re:	John Hancock Life Insurance Company (U.S.A.) (“Depositor”)
John Hancock Life Insurance Company (U.S.A.) Separate Account W (“Registrant”)
Registration Statements on Form N-4: 333-164145

Dear Commissioners:

On behalf of the Registrant I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933 and in lieu of filing under paragraph (c) of Rule 497, with respect to the above-referenced registration statements on Form N-4 that:

1.

the form of the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the most recent amendment to each registration statement effective April 27, 2026; and

2.	the text of the most recent amendment to each registration statement has been filed electronically.

Very truly yours,

/s/ Sophia Pattas

Sophia Pattas
AVP and Senior Counsel 617-663-2332 spattas@jhancock.com

197 Clarendon Street, Boston, Massachusetts, United States, 02116